Demerger of the Ice Cream Business - Disclosure of financial information related to discontinued operations (Details) - EUR (€) € / shares in Units, € in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Disclosure of analysis of single amount of discontinued operations [line items]
Turnover	€ 13,046	€ 12,567	€ 25,623	€ 25,506	[1]
Operating (loss)/profit			4,885	4,762	[1],[2]
(Loss)/Profit before tax from discontinued operations			4,659	4,575	[1]
Taxation			4	(118)
Profit after taxation from discontinued operations			(11)	400	[1]
Gain on disposal of discontinued operations			299	0	[1]
Profit after taxation from discontinued operations			288	400	[1]
Non-controlling interests			(4)	13	[1]
Shareholders’ equity			€ 292	€ 387	[1]
Earnings per share from discontinued operations (in euros per share)			€ 0.13	€ 0.18	[1]
Diluted earnings per share from discontinued operations (in euros per share)			€ 0.13	€ 0.18	[1]
Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Turnover			€ 44	€ 4,621
Operating (loss)/profit			(14)	553
(Loss)/Profit before tax from discontinued operations			€ (15)	€ 518

[1]	2025 comparatives have been re-presented to reflect the demerger of the Ice Cream Business Group.
[2]	2025 comparatives have been re-presented to reflect the demerger of the Ice Cream Business Group.